UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Acharne Fund Management LLC
Address:  360 Madison Avenue, 21st. Floor
          New York, NY 10017

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Wong
Title:     CFO
Phone:     212-916-3010
Signature, Place and Date of Signing:

    Robert Wong  October 28, 2003


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    62021

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ADVANCED MICRO DEVIC ES INC US COMMON STOCK     007903107     2626   236400 SH       SOLE                 236400        0        0
D AU OPTRONICS CORP Sponsored Ad ADRS STOCKS      002255107      503    39400 SH       SOLE                  39400        0        0
D BOSTON SCIENTIFIC CORP         COMMON STOCK     101137107     2769    43400 SH       SOLE                  43400        0        0
D BOSTON SCIENTIFIC CORP         OPTIONS - CALLS  1011370JN     5034    78900 SH  CALL SOLE                  78900        0        0
D BOSTON SCIENTIFIC CORP         OPTIONS - CALLS  1011370KN     2603    40800 SH  CALL SOLE                  40800        0        0
D BOSTON SCIENTIFIC CORP         OPTIONS - CALLS  1011370KP     2616    41000 SH  CALL SOLE                  41000        0        0
D FREDDIE MAC USD0.21 COM        OPTIONS - PUTS   3134000VI     5533   105700 SH  PUT  SOLE                 105700        0        0
D I-SHARES 20+ YEAR TREASURY IND OPTIONS - CALLS  464287MJG     3582    40600 SH  CALL SOLE                  40600        0        0
D MAXTOR  CORP COM               COMMON STOCK     577729205      985    80900 SH       SOLE                  80900        0        0
D PLACER DOME INC CAD COM NPV    COMMON STOCK     725906101      407    29600 SH       SOLE                  29600        0        0
D SEMI CONDUCTOR COM STK US ETFS OPTIONS - PUTS   8166360MG     1830    53200 SH  PUT  SOLE                  53200        0        0
D SEMI CONDUCTOR COM STK US ETFS OPTIONS - PUTS   8166360MY     7289   211900 SH  PUT  SOLE                 211900        0        0
D SEMI CONDUCTOR COM STK US ETFS OPTIONS - PUTS   8166360VZ    11063   321600 SH  PUT  SOLE                 321600        0        0
D SEMI CONDUCTOR COM STK US ETFS OPTIONS - PUTS   8166360WF     9715   282400 SH  PUT  SOLE                 282400        0        0
D SEMI CONDUCTOR COM STK US ETFS OPTIONS - PUTS   8166360WZ     4613   134100 SH  PUT  SOLE                 134100        0        0
D SEMTECH CORPORATION COM        COMMON STOCK     816850101      285    15400 SH       SOLE                  15400        0        0
D TRIDENT MICROSYSTEMS INC COM   COMMON STOCK     895919108      568    43350 SH       SOLE                  43350        0        0
S REPORT SUMMARY                 17 DATA RECORDS               62021        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED